Acquisition of Pershing Gold Corporation (Schedule of Purchase Price Allocation) (Details) - Pershing Gold Corporation [Member] $ in Thousands	Apr. 03, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 241
Prepaid expenses	609
Restricted cash	3,787
Property, plant and equipment	49,272
Trade and other payables	(5,454)
Decommission provision	(1,223)
Net assets acquired	$ 47,232